Restricted cash (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2021 USD ($)
Subclassifications of assets, liabilities, and equities [Line Items]
Increase in financial guarantee	€ (18.6)
Restricted cash			€ 8.7	€ 38.3
Digital Gaming Corporation Limited
Subclassifications of assets, liabilities, and equities [Line Items]
Financial guarantee		$ 150			€ 138.5	$ 50